SCHEDULE OF MAJOR CLASSES OF PROPERTY AND EQUIPMENT (Details)	Mar. 31, 2025	Dec. 19, 2024	Jun. 30, 2024
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	7 years		7 years
Furniture and Fixtures [Member] | Awaysis Belize Limited [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		7 years
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Vehicles [Member] | Awaysis Belize Limited [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life			5 years
Machinery and Equipment [Member] | Awaysis Belize Limited [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life		5 years